Derivative Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Maximum amount of loss due to credit risk	$ 20,702
Maximum length of time hedged in cash flow hedge	2 years
Maximum maturity period of significant portion of forward and option contracts outstanding	12 months
Typical maturity period of other risk management derivatives	Less than 12 months
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from cash flow hedges recognized in other comprehensive income (loss), net of taxes	28,504	(30,730)	(8,497)
Gains (losses) from cash flow hedges recognized in other comprehensive income (loss)	20,035	(26,108)	(8,483)
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2014	$ 6,870